Share-based compensation expenses -Fair value of Options (Details) - 2012 Share Plan of RONG 360 - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation expenses
Weighted average grant date fair value of option per share	$ 3.03
Aggregate grant date fair value of options granted	$ 9,013
Predecessor
Share-based compensation expenses
Weighted average grant date fair value of option per share		$ 1.25	$ 0.65
Aggregate grant date fair value of options granted		$ 2,425	$ 2,453